UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21283

Excelsior Buyout Investors, LLC

(Exact name of registrant as specified in charter)

225 High Ridge Road Stamford, CT	06905
(Address of principal executive offices)	(Zip code)

Robert F. Aufenanger

U.S. Trust Company, N.A.

225 High Ridge Road

Stamford, CT 06905

(Name and address of agent for service)

registrant’s telephone number, including area code: 203-352-4400

Date of fiscal year end: March 31

Date of reporting period: September 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

EXCELSIOR

BUYOUT INVESTORS, LLC

INVESTOR REPORT

For the Six Months Ended

September 30, 2005

(Unaudited)

Excelsior Buyout Investors, LLC

Portfolio of Investments September 30, 2005 (Unaudited)

Percent Owned		Acquisition Date##	Value (Note 2)
PRIVATE INVESTMENT FUNDS **, # — 62.08%
Domestic Buyout Funds — 38.75%
0.49%	2003 Riverside Capital Appreciation Fund, L.P.	06/04-06/05	$1,428,440
0.78%	Berkshire Partners VI, L.P.	06/04-06/05	2,699,874
1.45%	Blue Point Capital Partners, L.P.	06/04-08/05	3,623,927
1.06%	Blum Strategic Partners II, L.P.	06/04-04/05	9,855,211
0.56%	Catterton Partners V, L.P.	06/04-07/05	2,217,173
1.96%	Charlesbank Equity Fund V, L.P.	06/04-07/05	5,291,637
1.40%	Lincolnshire Equity Fund III, L.P.	12/04-07/05	354,715

			25,470,977

European Buyout Funds — 13.01%
1.10%	Advent Global Private Equity Fund IV-A, L.P.	06/04-09/05	4,880,964
0.41%	Electra European Fund, L.P.*	06/04-07/05	3,672,080

			8,553,044

Distressed Investment Funds — 10.32%
0.27%	MatlinPatterson Global Opportunities Partners, L.P.	06/04	3,730,267
0.31%	OCM Principal Opportunities Fund II, L.P.	06/04-12/04	3,050,921

			6,781,188

	TOTAL PRIVATE INVESTMENT FUNDS (Cost $18,528,120)		40,805,209

Par Amount
SHORT TERM SECURITIES — 48.64%
$5,545,000	Federal National Mortgage Association Discount Note 10/3/05, 3.15%		5,544,030
3,000,000	UBS Financial Commercial Paper 10/6/05, 3.80%		2,998,417
3,000,000	Washington Mutual Bank Note 10/7/05, 3.60%		3,000,000
5,440,000	Federal Home Loan Bank Discount Note 10/7/05, 3.53%		5,436,799
3,000,000	Preferred Receivable Funding Commercial Paper 10/7/05, 3.79%		2,998,105
6,000,000	Federal Home Loan Mortgage Discount Note 10/11/05, 3.58%		5,994,033
3,000,000	Morgan Stanley Commercial Paper 10/11/05, 3.76%		2,996,867
3,000,000	First Tennessee Bank Note 11/1/05, 3.77%		3,000,000

	TOTAL SHORT TERM SECURITIES (Cost $31,968,251)		31,968,251

		Percentage of Net Assets
TOTAL INVESTMENTS (Cost $50,496,371)		110.72%	72,773,460
OTHER ASSETS & LIABILITIES (NET)		(10.72)%	(7,047,136)

NET ASSETS		100.00%	$65,726,324

*	Security is denominated in Euros. Value shown is in U.S. dollars.
**	Restricted as to public resale. Acquired from June, 2004 to September 2005. Total cost of restricted securities at September 30, 2005 aggregated $18,528,120. Total value of restricted securities owned at September 30, 2005 was $40,805,209 or 62.08% of net assets.
#	Non-income producing securities.
##	Required disclosure for restricted securities only.

Notes to Financial Statements are an integral part of these Financial Statements.

Excelsior Buyout Investors, LLC

Statement of Assets and Liabilities

September 30, 2005 (Unaudited)

ASSETS:
Investments at value (Cost $50,496,371)	$72,773,460
Cash	598
Interest receivable	10,213
Other assets	6,958

Total Assets	72,791,229

LIABILITIES:
Distribution payable	6,081,425
Accrued Incentive Carried Interest (Note 3)	726,249
Management fees payable (Note 3)	165,666
Administration fees payable (Note 3)	54,167
Professional fees payable	27,936
Board of Managers’ fees payable (Note 3)	3,750
Other expenses payable	5,712

Total Liabilities	7,064,905

NET ASSETS	$65,726,324

NET ASSETS consist of:
Paid-in capital	$43,449,235
Unrealized appreciation on investments	22,277,089

Total Net Assets	$65,726,324

Units of Membership Interests Outstanding (100,000 units authorized)	64,015
NET ASSET VALUE PER UNIT	$1,026.73

Notes to Financial Statements are an integral part of these Financial Statements.

Excelsior Buyout Investors, LLC

Statement of Operations

For the six months ended September 30, 2005 (Unaudited)

INVESTMENT INCOME:
Interest income	$461,698

Total Income	461,698

EXPENSES:
Management fees (Note 3)	340,102
Administration fees (Note 3)	77,502
Professional fees	62,924
Board of Managers’ fees (Note 3)	31,500
Insurance expense	14,342
Custodian fees	8,848
Other expenses	18,000

Total Expenses	553,218

NET INVESTMENT (LOSS)	(91,520)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS: (Note 2)
Net realized gain on investments	244,696
Net change in unrealized appreciation on investments	3,340,444

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	3,585,140

Net change in Incentive Carried Interest	(71,977)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,421,643

Notes to Financial Statements are an integral part of these Financial Statements.

Excelsior Buyout Investors, LLC

Statements of Changes in Net Assets

	Six Months Ended September 30, 2005	April 16, 2004 (commencement of operations) to March 31, 2005
	(Unaudited)
OPERATIONS:
Net investment (loss)	$(91,520)	$(703,267)
Net realized gain on investments	244,696	0
Net change in unrealized appreciation on investments	3,340,444	18,936,645
Net change in incentive carried interest	(71,977)	(654,272)

Net increase in net assets resulting from operations	3,421,643	17,579,106

TRANSACTIONS IN UNITS OF MEMBERSHIP INTEREST:
Proceeds from 63,915 Units of Membership Interest sold	0	63,915,000
Distributions to members	(6,081,425)	(12,803,000)
Less offering costs paid	(0)	(405,000)

Net increase (decrease) in net assets resulting from transactions in units of membership interests	(6,081,425)	50,707,000

Net increase (decrease) in net assets	(2,659,782)	68,286,106

NET ASSETS:
Beginning of period	68,386,106	100,000

End of period	$65,726,324	$68,386,106

Notes to Financial Statements are an integral part of these Financial Statements.

Excelsior Buyout Investors, LLC

Statement of Cash Flows

For the six months ended September 30, 2005 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$3,421,643
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchase of investments	(5,169,020)
Distributions received from private investment funds	7,446,953
Net unrealized appreciation on investments	(3,340,444)
Net realized gain on investments	(244,696)
Purchase of short-term investments — net	(2,214,903)
Increase in interest receivable	(10,213)
Decrease in other assets	11,110
Increase in accrued Incentive Carried Interest	71,977
Decrease in management fees payable	(2,959)
Decrease in Board of Managers’ fees payable	(6,000)
Decrease in other expenses payable	(52,382)

Net cash used in operating activities	(88,934)

CASH FLOWS FROM FINANCING ACTIVITIES:	—
Distribution to members declared	(6,081,425)
Increase in distribution payable to members	6,081,425

Net cash used for financing activities	0

Net decrease in cash	(88,934)
Cash at beginning of period	89,532

Cash at end of period	$598

Notes to Financial Statements are an integral part of these Financial Statements.

Excelsior Buyout Investors, LLC

Financial Highlights — Selected Per Unit Data and Ratios

	Six Months Ended September 30, 2005	April 16, 2004 (commencement of operations) to March 31, 2005
	(Unaudited)
Per Unit Operating Performance:(1)
NET ASSET VALUE, BEGINNING OF PERIOD	$1,068.28	$1,000.00
Deduction of offering costs from contributions	(0.00)	(6.33)
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(1.43)	(10.99)
Net realized and unrealized gain on investments	56.00	295.82
Net change in Incentive Carried Interest	(1.12)	(10.22)

Total from investment operations	53.45	274.61

DISTRIBUTIONS TO MEMBERS:
Net change in partners’ capital due to distributions to members	(95.00)	(200.00)

NET ASSET VALUE, END OF PERIOD	$1,026.73	$1,068.28

TOTAL NET ASSET VALUE RETURN(4)	5.00%	28.16%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, End of Period (000’s)	$65,726	$68,386
Ratios to Average Net Assets(2):
Expenses excluding incentive carried interest	1.62%	2.03%
Incentive carried interest (not annualized)	0.11%	0.95%
Annualized expenses plus unannualized incentive carried interest	1.73%	2.98%
Net investment income (loss) excluding incentive carried interest	(0.27)%	(1.07)%
Portfolio Turnover Rate(3)	0%	0%
(1)	Selected data for a unit of membership interest outstanding throughout each period.
(2)	Annualized ratios do not reflect the Fund’s proportional share of net investment income (loss) and expenses, including any performance-based fees, of the Underlying Funds.
(3)	Not annualized. Distributions from Private Investment Funds totaling $15,877,353 and $7,446,953 during the periods ended March 31, 2005 and September 30, 2005, respectively, are not included in the calculation.
(4)	Not annualized. Total investment return based on per unit net asset value reflects the effects of changes in net asset value based on the effects of offering costs, the performance of the Fund during the period, the net change in Incentive Carried Interest and assumes dividends and distributions, if any, were reinvested. The Fund’s units are not traded in any market, and therefore market value total investment return is not calculated. Excluding the effect of the Incentive Carried Interest, the total investment return for the periods ended March 31, 2005 and September 30, 2005 would have been 29.24% and 5.06%, respectively.

Notes to Financial Statements are an integral part of these Financial Statements.

EXCELSIOR BUYOUT INVESTORS, LLC

NOTES TO FINANCIAL STATEMENTS

September 30, 2005 (Unaudited)

Note 1 — Organization

Excelsior Buyout Investors, LLC (the “Fund”) is a non-diversified, closed-end management investment company which has registered its securities under the Securities Act of 1933, as amended, and has registered as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Fund was established as a Delaware limited liability company on January 7, 2003. The Fund commenced operations on April 16, 2004. The duration of the Fund is ten years from the final subscription closing which occurred on April 16, 2004. The Board of Managers of the Fund has the right, in its sole discretion, to extend the term for up to two additional two-year periods, after which the approval of Members of the Fund who represent 66 2/3% of the Fund’s outstanding Units may determine to extend the term of the Fund.

The Fund’s investment objective is to achieve long-term capital appreciation. Current income is not an objective. The Fund seeks to achieve its objective primarily by investing in a broad-based portfolio of existing buyout-focused funds. The Fund has invested in domestic private equity buyout funds, European buyout funds and funds engaged in distressed investing (collectively, the “Underlying Funds”). The Underlying Funds are not registered as investment companies under the Investment Company Act. There can be no assurance that the Fund will achieve its investment objective.

Excelsior Buyout Management, LLC (the “Managing Member”) serves as the Managing Member of the Fund pursuant to the operating agreement of the Fund and is responsible for the day-to-day management of the Fund. The Managing Member does not receive compensation from the Fund. The Managing Member has made an investment in the Fund in exchange for 100 Units.

U.S. Trust Company, N.A. (the “Investment Adviser”), a national bank acting through its registered investment advisory division, U.S. Trust Company, N.A. Asset Management Division, serves as investment adviser to the Fund and is responsible for identifying, evaluating, structuring, monitoring and disposing of the Fund’s investments. The Investment Adviser is compensated as described in Note 3. U.S. Trust Company, N.A. is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company. U.S. Trust Corporation is a wholly-owned subsidiary of The Charles Schwab Corporation (“Schwab”). Pursuant to the Fund’s operating agreement, the business and affairs of the Fund are overseen by a four member Board of Managers (the “Board”). The Board of Managers is analogous to a board of directors of a corporation.

Note 2 — Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies. Such policies are in conformity with U.S. generally accepted accounting principles for investment companies and are consistently followed in the preparation of the financial statements. U.S. generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

A.  Investment Valuation:

The Fund will compute its net asset value as of the last business day of each fiscal quarter and at such other times as deemed appropriate by the Valuation Committee of the Board of Managers. In determining its net asset value, the Fund will value its investments as of such quarter-end.

The Board and the Valuation Committee have approved procedures pursuant to which the Fund will value its investments in Underlying Funds at fair value. In accordance with these procedures, fair value as of each quarter-end ordinarily will be the value determined as of such quarter-end by each Underlying Fund in accordance with the Underlying Fund’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in an Underlying Fund will represent the amount that the Fund could reasonably expect to receive from an Underlying Fund if the Fund’s interest were redeemed at the time of valuation (although it is not generally expected that the types of Underlying Funds in which the Fund may invest will provide the Fund with redemption rights), based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that an Underlying Fund does not report a quarter-end value to the Fund on a timely basis, the Fund would determine the fair value of such Underlying Fund based on the most recent value reported by the Underlying Fund, as well as on any other relevant information available at the time the Fund values its portfolio.

The Underlying Funds were purchased pursuant to a Securities Purchase Agreement dated December 19, 2003 between the Fund and AIG Global Investment Corp. and certain of its affiliates (“AIG”). As part of the Securities Purchase Agreement, the Fund has assumed all future commitments to the Underlying Funds from AIG. The purchase price paid by the Fund to AIG for each Underlying Fund was an amount equal to the net capital contributions previously made by AIG to the Underlying Funds, less any distributions previously made to AIG from the Underlying Funds. In addition, the cost basis of the Underlying Funds also reflects an additional $73,703 of legal expenditures directly related to the acquisition of the Underlying Funds.

At September 30, 2005, market quotations were not readily available for the Fund’s securities valued at $40,805,209 or 62.08% of the Fund’s net assets. Such securities were valued by the Managing Investment Adviser under the supervision of the Board of Managers. Because of the inherent uncertainty of valuation, the estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

The Underlying Funds may invest in certain financial instruments which may contain varying degrees of off balance sheet credit, interest and market risks. However, due to the nature of the Fund’s investments in Underlying Funds, such risks are limited to the Fund’s capital balance in each such Underlying Fund, which is the current value as included in the Portfolio of Investments.

B.  Security transactions and investment income:

Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, adjusted for amortization and accretion of premiums and discounts, respectively, on fixed income investments is earned from settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Distributions from an Underlying Fund will be recorded as a return of capital and will serve to reduce the cost basis of the Underlying Fund. Distributions received in excess of the cost basis are recognized as realized gains.

C.  Income taxes:

Under current law and based on certain assumptions and representations, the Fund intends to be treated as a partnership for federal, state and local income tax purposes. By reason of this treatment, the Fund will itself not be subject to income tax. Rather, each member, in computing income tax, will include his, her or its allocable share of Fund items of income, gain, loss, deduction and expense.

The cost of the Private Investment Funds for federal tax purposes is based on amounts reported to the Fund on Schedule K-1 from the Private Investment Funds. As of September 30, 2005, the Fund has not received information to determine the tax cost of the Private Investment Funds as of September 30, 2005. Based on the amounts reported to the Fund on Schedule K-1 as of December 31, 2004 and based on values of the Private Investment Funds as of September 30, 2005, and after adjustment for purchases and sales between December 31, 2004 and September 30, 2005, the estimated cost of the Underlying Funds at September 30, 2005 for federal tax purposes is $23,635,730. The resulting estimated net unrealized appreciation for tax purposes on the Private Investment Funds at September 30, 2005 is $17,169,479, consisting of gross appreciation of $17,287,993 and gross depreciation of $118,514. The cost basis for federal tax purposes of the Fund’s other investments at September 30, 2005 is $31,968,251, and those investments had no appreciation or depreciation at that date.

D.  Distribution policy:

Distributions of available cash will be made by the Fund at such times and in such amounts as determined by the Managing Member in its sole discretion.

Distributions shall be made to the Members in accordance with the following order of priority:

(a)	first, 100% to the Members pro rata in accordance with their percentage interest until aggregate distributions to the Members equal the sum of (i) their capital contributions and (ii) an amount equal to an 8% annual cumulative return on their unreturned capital contributions as of the date of such distribution;

(b)	second, 100% to the Investment Adviser until the Investment Adviser has received an amount equal to 5% of all prior distributions described in (a) above that are in excess of the Members’ capital contributions; and

(c)	thereafter, 95% to the Members pro rata in proportion to their percentage interest and 5% to the Investment Adviser.

The Fund will not reinvest income from its investments or the proceeds from the sale of its investments.

E.  Restrictions on transfer:

Units of the Fund are generally not transferable. No Member may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Units without the prior written consent of the Board, which may be granted or withheld in its sole discretion, and in compliance with applicable securities and tax laws.

F.  Fees of the Underlying Funds:

Each Underlying Fund will charge its investors (including the Fund) expenses, including asset-based management fees and performance-based fees. In addition to the Fund level expenses shown on the Fund’s statement of operations, Members of the Fund will indirectly bear the fees and expenses charged by the Underlying Funds, which fees are reflected in the valuations of the Underlying Funds and are not reflected in the ratios to average net assets in the Financial Highlights.

G.  Foreign Currency Gains and Losses:

The Fund currently has one investment in an Underlying Fund which is denominated in euros. The Fund’s policy is to exclude that portion of realized and unrealized gains on that investment resulting from changes in foreign exchange rates from any realized gains or losses from foreign currency transactions. Instead, the realized and unrealized gains or losses on that investment resulting from changes in foreign exchange rates will be combined with the realized and unrealized gain/loss from other investments.

H.  Offering and Organizational Expenses:

Offering costs of $405,000 were paid by the Fund during the period ended March 31, 2005 and are reflected on the statement of changes in net assets as a reduction of contributed capital. The Investment Adviser agreed to pay all offering costs in excess of $405,000. The Investment Adviser also agreed to pay all organizational costs incurred by the Fund.

I.  Fiscal Year End:

In August 2004, the Board voted to change the fiscal year end of the Fund from December 31 to March 31, with March 31, 2005 being the first fiscal year end of the Fund following the commencement of operations. The tax year of the Fund is a calendar year.

Note 3 — Management Fee, Administration Fee and Related Party Transactions

The Fund pays the Investment Adviser an annual management fee equal to 1% of the Fund’s net asset value determined and payable as of the end of each fiscal quarter. As described in Note 2D above, after the Members have received distributions equal to the amount of their capital contributions and an 8% annual cumulative return on their unreturned capital contributions, the Investment Adviser will receive distributions in an amount equal to 5% of the distributions to the Members in excess of their capital contributions (the “Incentive Carried Interest”). The Incentive Carried Interest is paid in addition to the 1% management fee. At September 30, 2005, the accrued Incentive Carried Interest was $726,249.

U.S. Trust Company, N.A. entered into an Investment Monitoring Agreement with AIG on December 19, 2003, pursuant to which AIG will provide to the Investment Adviser certain quarterly information regarding the Underlying Funds. The Investment Adviser pays AIG an annual fee of  1/2 of 1% per annum of the Fund’s net asset value related to the Fund’s investments in the existing Underlying Funds pursuant to the terms of this agreement.

Pursuant to an Administration, Accounting and Investor Services Agreement, the Fund retains PFPC Inc. (“PFPC”), a majority-owned subsidiary of The PNC Financial Services Group, as administrator, accounting and investor services agent. In addition, PFPC Trust Company serves as the Fund’s custodian. In consideration for its services, the Fund (i) pays PFPC a variable fee between 0.07% and 0.105%, based on average quarterly net assets, payable monthly, subject to a minimum monthly fee, (ii) pays annual fees of approximately $15,000 for taxation services and (iii) reimburses PFPC for out-of-pocket expenses.

Charles Schwab & Co., Inc. (the “Distributor”), a subsidiary of Schwab, serves as the Fund’s distributor for the offering of Units. The Investment Adviser has agreed to reimburse the Distributor for its out-of-pocket expenses incurred in connection with this offering. The Distributor has entered into an agreement with UST Securities Corp. (the “Selling Agent”) relating to the purchase of Units through the Selling Agent acting as brokers or agents for its customers.

Each member of the Board of Managers receives $5,000 annually, $2,000 per meeting attended and is reimbursed for expenses incurred for attending meetings. No person who is an officer, manager or employee of U.S. Trust Corporation, or its subsidiaries, who serves as an officer, manager or employee of the Fund receives any compensation from the Fund.

Note 4 — Purchases and Sales of Securities

Excluding short-term investments, the Fund had $5,169,020 of purchases and $7,446,953 of distributions received from Underlying Funds for the period ended September 30, 2005.

Note 5 — Commitments

As of September 30, 2005, the Fund had outstanding investment commitments to Underlying Funds totaling $23,954,576.

Note 6 — Description of Underlying Funds

The Fund’s investments in domestic buyout funds include Berkshire Partners VI, L.P., which focuses on larger middle market growth buyouts; Blue Point Capital Partners, L.P., which focuses on value-oriented lower middle-market buyouts outside of the Northeastern United States; Blum Strategic Partners II, L.P., which focuses on undervalued public small-cap companies; Catterton Partners V, L.P., which focuses on consumer focused middle-market growth buyouts; Charlesbank Equity Fund V, L.P., which focuses on broad based middle-market buyouts; Lincolnshire Equity Fund III, L.P., which focuses on acquiring and growing small and middle market companies; and 2003 Riverside Capital Appreciation Fund, L.P., which focuses on lower middle-market buyouts.

The Fund’s investments in distressed investment funds include MatlinPatterson Global Opportunities Partners, L.P., which focuses on severely discounted securities and obligations, and OCM Principal Opportunities Fund II, L.P., which focuses on undervalued middle-market companies.

The Fund’s investments in European buyout funds include Advent Global Private Equity IV-A, L.P., which focuses on middle-market growth buyouts across western Europe, and Electra European Fund, L.P., which focuses on value oriented middle-market buyouts, primarily in the United Kingdom, France and Germany.

Due to the nature of the Underlying Funds, the Fund cannot liquidate its positions in the Underlying Funds except through distributions from the Underlying Funds, which are made at the discretion of the Underlying Funds. The Fund has no right to demand repayment of its investment in the Underlying Funds.

Note 7 — Pending Litigation

The Investment Adviser was contacted in September 2003 by the Office of the New York State Attorney General (the “NYAG”), and the Securities and Exchange Commission (the “SEC”) and later by the Attorney General of the State of West Virginia, in connection with their investigations of practices in the mutual fund industry identified as “market timing” and “late trading” of mutual fund shares (the “Investigations”). The Investment Adviser has been providing full cooperation with respect to these Investigations and continues to review the facts and circumstances relevant to the Investigations. As disclosed previously by the Investment Adviser and its affiliates, these Investigations have been focusing on circumstances in which a small number of parties were permitted to engage in short-term trading of shares of certain mutual funds managed by the Investment Adviser. The short-term trading activities permitted under these arrangements have been terminated and the Investment Adviser has strengthened its policies and procedures to deter frequent trading.

The Investment Adviser, certain of its affiliates and others have also been named in five class action lawsuits which allege that the Investment Adviser, certain of its affiliates and others allowed certain parties to engage in illegal and improper mutual fund trading practices, which allegedly caused financial injury to the shareholders of certain mutual funds managed by the Investment Adviser. Each seeks unspecified monetary damages and related equitable relief. The Investment Adviser, certain affiliates and others have also been named in two derivative actions alleging breach of fiduciary duty in relation to allegedly illegal and improper mutual fund trading practices.

The class and derivative actions described above have been transferred to the United States District Court for the District of Maryland for coordinated and consolidated pre-trial proceedings. In November 2005, the Maryland court dismissed many of the plaintiffs’ claims in both the investor class action suits and in the derivative suits. Plaintiffs’ claims under Sections 10(b) and 20 of the Securities Exchange Act and under Section 36(b) of the Investment Company Act, however, have not been dismissed. Currently, these rulings are subject to reconsideration motions by the parties. It is anticipated that discovery will commence soon with respect to plaintiffs’ remaining claims.

While the ultimate outcome of these matters cannot be predicted with any certainty at this time, based on currently available information, the Investment Adviser believes that the pending

Investigations and private lawsuits are not likely to materially affect the Investment Adviser’s ability to provide investment management services to the Fund. The Fund is not a subject of the Investigations nor party to the lawsuits described above.

Note 8 — Guarantees

In the normal course of business, the Fund enters into contractual agreements that provide general indemnifications against losses, costs, claims and liabilities arising from the performance of individual obligations under such agreements. The Fund has had no prior claims or payments pursuant to such agreements. The Fund’s individual maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Note 9 — Proxy Voting and Form N-Q

Information regarding proxy votes cast by the Fund (if any) is available without charge, upon request, by calling the Fund at 800-647-6972 or on the website of the Securities and Exchange Commission at www.sec.gov.

The Fund files a complete portfolio schedule with the Securities and Exchange Commission within 60 days after the end of the first and third fiscal quarters on Form N-Q, beginning with the quarter ending December 31, 2004. The Form N-Q is available at www.sec.gov and may be obtained at no charge by calling 800-647-6972.

Alternative investments are sold to qualified investors only by a Confidential Offering Memorandum. An investment in an alternative investment fund is speculative and should not constitute a complete investment program. The information presented in the annual letter is current as of the date noted, is for information purposes only and does not constitute an offer to sell or a solicitation of an offer to buy interests in any fund. This is not, and under no circumstances is to be construed as, an offer to sell or a solicitation to buy any of the securities or investments referenced, nor does this information constitute investment advice or recommendations with respect to any of the securities or investments used. Past performance is no guarantee of future results. U.S. Trust and its affiliates are wholly owned subsidiaries of the Charles Schwab Corporation. Additional information is available upon request.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Excelsior Buyout Investors, LLC

By (Signature and Title)	/S/ JAMES L. BAILEY
James L. Bailey, Co-Chief Executive Officer (co-principal executive officer)

Date	December 8, 2005

By (Signature and Title)	/S/ LEE A. GARDELLA
Lee A. Gardella, Co-Chief Executive Officer (co-principal executive officer)

Date December 8, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ JAMES L. BAILEY
James L. Bailey, Co-Chief Executive Officer (co-principal executive officer)

Date	December 8, 2005

By (Signature and Title)	/S/ LEE A. GARDELLA
Lee A. Gardella, Co-Chief Executive Officer (co-principal executive officer)

Date	December 8, 2005

By (Signature and Title)	/S/ ROBERT F. AUFENANGER
Robert F. Aufenanger, Chief Financial Officer (principal financial officer)

Date	December 8, 2005